Summary of Investments in Debt and Equity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Gain (Loss) on Investments [Line Items]
Cost	¥ 330,931	[1]	¥ 353,262	[1]
Aggregate Fair Value	550,461		419,962
Gross Unrealized Gains	219,606		68,338
Gross Unrealized Losses	76		1,638
Available-for-sale securities
Gain (Loss) on Investments [Line Items]
Cost	281,268	[1]	283,996	[1]
Aggregate Fair Value	500,720		350,688
Gross Unrealized Gains	219,508		68,202
Gross Unrealized Losses	56		1,510
Available-for-sale securities | Marketable equity securities
Gain (Loss) on Investments [Line Items]
Cost	269,819	[1]	266,070	[1]
Aggregate Fair Value	488,748		333,840
Gross Unrealized Gains	218,929		68,057
Gross Unrealized Losses	0		287
Available-for-sale securities | Investment trusts
Gain (Loss) on Investments [Line Items]
Cost	3,900	[1]	3,690	[1]
Aggregate Fair Value	4,371		3,704
Gross Unrealized Gains	471		145
Gross Unrealized Losses			131
Available-for-sale securities | Equity Securities
Gain (Loss) on Investments [Line Items]
Cost	273,719	[1]	269,760	[1]
Aggregate Fair Value	493,119		337,544
Gross Unrealized Gains	219,400		68,202
Gross Unrealized Losses	0		418
Available-for-sale securities | Corporate bonds
Gain (Loss) on Investments [Line Items]
Cost	7,549	[1]	12,735	[1]
Aggregate Fair Value	7,601		11,941
Gross Unrealized Gains	108		0
Gross Unrealized Losses	56		794
Available-for-sale securities | Government bonds and public bonds
Gain (Loss) on Investments [Line Items]
Cost			1,501	[1]
Aggregate Fair Value			1,203
Gross Unrealized Losses			298
Available-for-sale securities | Debt Securities
Gain (Loss) on Investments [Line Items]
Cost	7,549	[1]	14,236	[1]
Aggregate Fair Value	7,601		13,144
Gross Unrealized Gains	108		0
Gross Unrealized Losses	56		1,092
Held-to-maturity securities
Gain (Loss) on Investments [Line Items]
Cost	49,663	[1]	69,266	[1]
Aggregate Fair Value	49,741		69,274
Gross Unrealized Gains	98		136
Gross Unrealized Losses	20		128
Held-to-maturity securities | Corporate bonds
Gain (Loss) on Investments [Line Items]
Cost	48,658	[1]	54,317	[1]
Aggregate Fair Value	48,736		54,325
Gross Unrealized Gains	98		123
Gross Unrealized Losses	20		115
Held-to-maturity securities | Government bonds and public bonds
Gain (Loss) on Investments [Line Items]
Cost	5	[1]	13,949	[1]
Aggregate Fair Value	5		13,949
Gross Unrealized Gains			13
Gross Unrealized Losses			13
Held-to-maturity securities | Other debt securities
Gain (Loss) on Investments [Line Items]
Cost	1,000	[1]	1,000	[1]
Aggregate Fair Value	1,000		1,000
Gross Unrealized Gains	¥ 0		¥ 0

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.